Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000099049 [Member] | Pop Mart International Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000099049 [Member] | Xiaomi Corp Class B [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000099049 [Member] | Geely Automobile Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000099049 [Member] | BSE Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000099049 [Member] | Goldwind Science And Technology Co Ltd Class H [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000099049 [Member] | Gamuda Bhd [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000099049 [Member] | Evergreen Marine Corp Taiwan Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000099049 [Member] | Orient Overseas International Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000099049 [Member] | Embraer S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000099049 [Member] | China State Construction International Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000099049 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000099049 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
C000099049 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000099049 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
C000099049 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000099049 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%
C000099049 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000099049 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000099049 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000099049 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000099050 [Member] | Siemens Energy AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000099050 [Member] | International Consolidated Airlines Group S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000099050 [Member] | Banca Monte dei Paschi di Siena S p A [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000099050 [Member] | Tenaris S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000099050 [Member] | Kongsberg Gruppen ASA [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000099050 [Member] | Erste Group Bank AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000099050 [Member] | St James s Place PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000099050 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000099050 [Member] | BAWAG Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000099050 [Member] | Banco Comercial Portugues S A Class R [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000099050 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000099050 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.60%
C000099050 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000099050 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000099050 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000099050 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.30%
C000099050 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000099050 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000099050 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000099050 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000099053 [Member] | Pop Mart International Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000099053 [Member] | China State Construction International Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000099053 [Member] | Inner Mongolia Yitai Coal Co Ltd Class B [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000099053 [Member] | Great Wall Motor Co Ltd Class H [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000099053 [Member] | Sinotruk Hong Kong Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000099053 [Member] | BYD Electronic International Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000099053 [Member] | Beijing Enterprises Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000099053 [Member] | China Hongqiao Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000099053 [Member] | Xinyi Glass Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000099053 [Member] | China Railway Group Ltd Class H [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000099053 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000099053 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000099053 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000099053 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%
C000099053 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000099053 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000099053 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
C000099053 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000099053 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000099053 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000099052 [Member] | Embraer S A [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000099052 [Member] | Marfrig Global Foods S A [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000099052 [Member] | JBS S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000099052 [Member] | Cia Energetica de Minas Gerais [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000099052 [Member] | Gerdau S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000099052 [Member] | Metalurgica Gerdau S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000099052 [Member] | Petroleo Brasileiro S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000099052 [Member] | Porto Seguro S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000099052 [Member] | BRF S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000099052 [Member] | NU Holdings Ltd Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000099052 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000099052 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%
C000099052 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000099052 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000099052 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%
C000099052 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000099052 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
C000099052 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
C000099052 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000099052 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000099056 [Member] | Siemens Energy AG [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099056 [Member] | International Consolidated Airlines Group S A [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099056 [Member] | Banca Monte dei Paschi di Siena S p A [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000099056 [Member] | Tenaris S A [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000099056 [Member] | Erste Group Bank AG [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000099056 [Member] | Mizuho Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000099056 [Member] | Daiwa Capital Markets America Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000099056 [Member] | RBC Dominion Securities Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000099056 [Member] | IHI Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000099056 [Member] | Onex Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000099056 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000099056 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.70%
C000099056 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
C000099056 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000099056 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%
C000099056 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000099056 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000099056 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000099056 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000099056 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000111812 [Member] | International Consolidated Airlines Group S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000111812 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000111812 [Member] | Marks And Spencer Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000111812 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000111812 [Member] | Imperial Brands PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000111812 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000111812 [Member] | Threei Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000111812 [Member] | Beazley PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000111812 [Member] | Standard Chartered PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000111812 [Member] | Kingfisher PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000111812 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000111812 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%
C000111812 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000111812 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%
C000111812 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000111812 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%
C000111812 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000111812 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000111812 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000111812 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000147004 [Member] | Siemens Energy AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000147004 [Member] | Banca Monte dei Paschi di Siena S p A [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000147004 [Member] | Tenaris S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000147004 [Member] | Erste Group Bank AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000147004 [Member] | BAWAG Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000147004 [Member] | Banco Comercial Portugues S A Class R [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000147004 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000147004 [Member] | Unipol Gruppo S p A [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147004 [Member] | Ackermans And van Haaren N V [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000147004 [Member] | Bayerische Motoren Werke AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000147004 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000147004 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.20%
C000147004 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000147004 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000147004 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000147004 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.70%
C000147004 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000147004 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000147004 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000147004 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000099051 [Member] | Embraer S A [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000099051 [Member] | JBS S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000099051 [Member] | Gerdau S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000099051 [Member] | Petroleo Brasileiro S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000099051 [Member] | Falabella S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000099051 [Member] | Coca Cola Femsa S A B de C V [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000099051 [Member] | Prologis Property Mexico S A de C V [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000099051 [Member] | Grupo Comercial Chedraui S A de C V [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000099051 [Member] | Industrias Penoles S A B de C V [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000099051 [Member] | Vale S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000099051 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000099051 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
C000099051 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000099051 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000099051 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%
C000099051 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000099051 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000099051 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000099051 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000099051 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000099054 [Member] | Mizuho Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000099054 [Member] | Daiwa Capital Markets America Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000099054 [Member] | RBC Dominion Securities Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000099054 [Member] | Mitsubishi Heavy Industries Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000099054 [Member] | Asics Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000099054 [Member] | Panasonic Holdings Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000099054 [Member] | Fujikura Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000099054 [Member] | Mitsubishi Motors Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000099054 [Member] | Kawasaki Heavy Industries Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000099054 [Member] | Mizuho Financial Group Inc Top Holdings [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000099054 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000099054 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.30%
C000099054 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%
C000099054 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.80%
C000099054 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000099054 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000099054 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000099054 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000099054 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000099054 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000111808 [Member] | Siemens Energy AG [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000111808 [Member] | Bayerische Motoren Werke AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000111808 [Member] | HOCHTIEF AG [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000111808 [Member] | Deutsche Bank AG [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000111808 [Member] | Commerzbank AG [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000111808 [Member] | Rheinmetall AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000111808 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000111808 [Member] | Heidelberg Materials AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000111808 [Member] | Continental AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000111808 [Member] | Talanx AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000111808 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%
C000111808 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000111808 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.10%
C000111808 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.80%
C000111808 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000111808 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000111808 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000111808 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000111808 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000111808 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000099057 [Member] | HD Korea Shipbuilding And Offshore Engineering Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000099057 [Member] | Qantas Airways Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000099057 [Member] | Swire Pacific Ltd Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000099057 [Member] | Korea Zinc Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000099057 [Member] | JB Hi Fi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000099057 [Member] | Pro Medicus Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000099057 [Member] | Hyundai Mobis Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000099057 [Member] | Yancoal Australia Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000099057 [Member] | CK Hutchison Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000099057 [Member] | Evolution Mining Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000099057 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000099057 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.80%
C000099057 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000099057 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000099057 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.00%
C000099057 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000099057 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000099057 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000099057 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000099057 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000111811 [Member] | Adani Enterprises Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000111811 [Member] | IndusInd Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000111811 [Member] | Cipla Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000111811 [Member] | Dr Reddy s Laboratories Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000111811 [Member] | Sun Pharmaceutical Industries Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000111811 [Member] | Kotak Mahindra Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000111811 [Member] | Tata Consumer Products Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000111811 [Member] | ITC Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000111811 [Member] | Mahindra And Mahindra Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000111811 [Member] | Nestle India Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000111811 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000111811 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.90%
C000111811 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000111811 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
C000111811 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000111811 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000111811 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000111811 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000111811 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000111811 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000112037 [Member] | Mizuho Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000112037 [Member] | Daiwa Capital Markets America Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000112037 [Member] | RBC Dominion Securities Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000112037 [Member] | Asia Optical Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000112037 [Member] | Bumi Armada Bhd [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000112037 [Member] | Tigerair Taiwan Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000112037 [Member] | Q Technology Group Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000112037 [Member] | Fufeng Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000112037 [Member] | Aygaz A S [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000112037 [Member] | Johnson Health Tech Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000112037 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000112037 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000112037 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000112037 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000112037 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000112037 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000112037 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000112037 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000112037 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000112037 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000111810 [Member] | Sulzer AG [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000111810 [Member] | Baloise Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000111810 [Member] | Galenica AG [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000111810 [Member] | Swisscom AG [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000111810 [Member] | EFG International AG [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000111810 [Member] | ABB Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000111810 [Member] | Swissquote Group Holding S A [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000111810 [Member] | Bucher Industries AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000111810 [Member] | Zurich Insurance Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000111810 [Member] | Swatch Group The AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000111810 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.80%
C000111810 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000111810 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000111810 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000111810 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.90%
C000111810 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000111810 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000111810 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000111810 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%
C000111810 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000112036 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000112036 [Member] | Mitsubishi Motors Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000112036 [Member] | Mitsui E And S Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000112036 [Member] | SWCC Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000112036 [Member] | Secure Energy Services Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000112036 [Member] | Aker Solutions ASA [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000112036 [Member] | JVCKenwood Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000112036 [Member] | Sanki Engineering Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000112036 [Member] | Morgan Sindall Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000112036 [Member] | Shufersal Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000112036 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000112036 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000112036 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.30%
C000112036 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000112036 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.10%
C000112036 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000112036 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000112036 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000112036 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000112036 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%